Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Common Class A [Member]
Denominator:
Weighted average shares outstanding used in loss per share - basic	87,357,120	87,357,120	86,742,880
Weighted average shares outstanding used in loss per share - diluted	87,357,120	87,357,120	86,742,880
Loss per share - basic | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Loss per share - diluted | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Common Class B [Member]
Denominator:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848
Weighted average shares outstanding used in loss per share - diluted	17,324,848	17,324,848	17,324,848
Loss per share - basic | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Loss per share - diluted | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Common Stock | Common Class A [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (436,882)	$ (65,227)	¥ (312,635)
Denominator:
Weighted-average number of ordinary shares outstanding	87,909,137	87,909,137	87,470,332
Effect of unvested restricted shares	(552,017)	(552,017)	(727,452)
Common Stock | Common Class B [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (86,643)	$ (12,936)	¥ (62,441)
Denominator:
Weighted-average number of ordinary shares outstanding	17,324,848	17,324,848	17,324,848
Effect of unvested restricted shares	0	0	0